Net Income (Loss) Per Share (Tables)	9 Months Ended
Sep. 30, 2023
Earnings Per Share [Abstract]
Schedule of Anti-dilutive Effect Excluded from Computation of Diluted Net Loss Per Share Attributable to Common Stockholders	Diluted net income (loss) per share incorporates the additional shares issuable upon assumed exercise of stock options and the vesting of restricted stock units, except in such case when their inclusion would be anti-dilutive.

	Three months ended September 30,		Nine months ended September 30,
(in thousands, except per share amounts)	2023	2022	2023	2022
Numerator:
Net income (loss)	$(32,954)	$(33,726)	$(96,842)	$29,290
Denominator:
Weighted-average common shares outstanding-basic	57,853,132	57,447,192	57,788,755	57,372,399
Dilutive securities	—	—	—	528,899

Weighted-average common shares outstanding-diluted	57,853,132	57,447,192	57,788,755	57,901,298
Net income (loss) per share-basic	$(0.57)	$(0.59)	$(1.68)	$0.51

Net income (loss) per share-diluted	$(0.57)	$(0.59)	$(1.68)	$0.51